SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Sales	$ 237,441	$ 0	$ 500,996	$ 0
Cost of goods sold	45,155	0	135,468	0
Total operating expenses	2,669,314	2,141,789	11,420,754	7,892,274
Net loss from operations	(2,477,028)	(2,141,789)	(11,055,226)	(7,892,274)
Biotechnology Segment [Member]
Segment Reporting Information [Line Items]
Sales	0	0	0	0
Cost of goods sold	0	0	0	0
Total operating expenses	2,505,907	2,141,789	10,933,994	7,892,274
Net loss from operations	(2,505,907)	(2,141,789)	(10,933,994)	(7,892,274)
Technology Segment [Member]
Segment Reporting Information [Line Items]
Sales	237,441	0	500,996	0
Cost of goods sold	45,155	0	135,468	0
Total operating expenses	163,407	0	486,760	0
Net loss from operations	$ 28,879	$ 0	$ (121,232)	$ 0